UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio January 31, 2005 (unaudited)
Industry Issue		Shares	Value

Common Stocks (99.3%)
Aerospace (3.0%)
Curtiss Wright		1,800	$92,142
L-3 Communications		5,582	398,611
Moog Inc Class A		2,100	91,329
			582,082

Banking (7.3%)
Bank of Hawaii		3,900	186,849
Banner Corp		3,300	97,614
Columbia Banking System		1,150	66,171
Commerce Bancorp		4,200	98,910
Golden West Financial		4,100	264,942
Hudson City Bancorp		2,100	73,857
M&T Bank Corp		1,800	184,248
North Fork Bancorp		6,075	174,353
TCF Financial		6,400	179,904
Zions Bancorp		1,400	94,948
			1,421,796
Building (3.7%)
American Woodmark		4,000	165,920
Centex		2,800	171,668
D R Horton		6,675	265,532
KB Home		1,050	114,083
			717,203
Capital Goods (1.5%)
Graco Inc		5,062	180,460
Paccar Inc		1,566	110,654
			291,114
Chemicals (2.0%)
Airgas Inc		5,200	122,304
Albemarle Corp		2,150	75,487
Sherwin Williams		4,300	185,760
			383,551
Communications (1.3%)
Centurytel Inc		1,850	60,310
Telephone And Data Systems		2,250	185,220
			245,530

Consumer Durables (3.8%)
Autoliv Inc		2,300	108,445
Brunswick Corp		3,800	175,256
Carlisle Companies Inc		2,100	132,447
Johnson Controls		1,800	106,488
Mohawk Industries, Inc.		1,000	88,510
Polaris Industries		1,900	128,250
			739,396
Consumer Retail (7.3%)
Abercrombie & Fitch		2,800	140,336
American Eagle Outfitters		1,400	71,120
Fossil Inc		5,827	162,573
Kenneth Cole Prod		4,250	113,433
K-Swiss Inc C1-A		14,600	441,650
Liz Claiborne		2,700	113,238
Office Depot		7,700	133,133
Pacific Sunwear		4,300	105,307
TJX Companies		5,700	142,728
			1,423,518
Consumer Staples (8.2%)
Alberto Culver		5,000	271,250
Boston Beer Co.		4,050	95,661
Constellation Br A		5,850	303,732
Helen Of Troy		5,750	183,770
Nu Skin Enterprises		4,350	101,703
Regis Corp		8,300	331,170
Scotts Co		1,350	91,746
			1,379,032
Energy (6.7%)
Amerada Hess Corp		1,000	86,650
Anadarko Petroleum		2,522	166,982
Devon Energy Corp		5,000	203,350
Helmerich & Payne		2,300	87,170
Marathon Oil Corp		5,179	200,583
Pogo Producing		2,950	125,464
Valero Energy		4,600	239,338
Varco Intl		6,750	206,618
			1,316,155
Financial Diversified (10.0%)
CIT Group Inc.		5,700	230,109
Doral Financial		11,950	516,838
Edwards AG		1,757	74,954
Health Care Prop		2,100	54,516
Hospitality Property		4,400	187,660
Kimco Realty Corp		3,700	196,026
Legg Mason		1,950	150,599
Lehman Brothers Holdings, Inc.		2,047	186,666
New Century Financial		1,550	92,830
Prologis Trust		5,000	190,700
T Rowe Price Group		3,600	215,460
Ventas Inc		4,550	116,480
			2,212,838
Forest & Paper (0.1%)
Rayonier Inc.		473	21,049

Health Care (9.2%)
Bard CR Inc		5,600	379,680
Becton Dickinson		1,500	84,975
Bio-Rad Labs		2,050	120,520
Covance Inc		5,100	216,750
Dentsply Intl		5,250	294,368
Humana Inc		4,700	161,069
Medicis Pharm		3,700	133,570
Mylan Labs		11,700	194,571
Pacificare Health Systems		2,375	146,134
Zimmer Holdings Inc		800	63,080
			1,794,717
Industrial (2.6%)
American Standard		2,694	107,868
Ametek Inc		4,000	152,800
Ball Corp		3,200	136,704
Griffon		4,300	115,799
			513,171

Insurance (4.8%)
Amerus Group		3,850	171,595
Commerce Group		2,300	150,213
Delphi Financial Group A		5,400	242,676
Nationwide Financial Services		4,800	177,360
Torchmark Corp.		3,600	196,560
			938,404
Metals (0.7%)
Alcoa		2,400	70,824
Minerals Tech		1,100	68,728
			139,552

Services (9.7%)
Administaff, Inc.		5,400	78,786
Banta Corp		3,500	151,585
Corinthian Colleges		3,100	59,613
Courier Corp		1,387	72,512
Darden Restaurants		7,700	227,612
Fortune Brands		2,900	243,542
Geo Group Inc		2,600	77,870
Heidrick & Struggles		3,200	105,760
Hilton Hotels		9,100	202,475
ITT Education		4,200	206,304
Knight Ridder		1,300	84,643
Manpower Inc.		2,600	126,490
Matthews Intl.		3,500	121,485
Republic Service		4,300	141,771
			1,900,448
Technology (14.4%)
Anteon Intl Corp		9,750	334,620
Autodesk Inc.		8,500	249,645
Caci Intl Inc. *		10,924	569,687
Computer Sciences		3,550	182,896
Harris Corp		3,764	243,794
Jabil Circuit		6,150	144,956
Lexmark Intl Group *		1,000	83,350
Linear Technology Corp		3,400	128,316
Storage Technology *		3,800	119,662
Symantec Corp *		17,576	410,400
The Titan Corp		22,200	372,960
			2,840,286
Transportation (1.0%)
Arkansas Best Corp		1,800	72,306
Expressjet Holdings *		2,600	28,678
Yellow Roadway Corp *		1,650	93,423
			194,407
Utilities (2.0%)
Centerpoint Energy		12,600	141,750
NSTAR		1,300	73,164
Public Servic Enter		1,300	68,575
Wisconsin Energy		3,100	105,958
			389,447

Total Common Stocks			19,443,686

Short-Term Obligations (0.8%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
1.4%, due 2/10/05		$151,359	$151,359
	Total Short-Term Obligations		151,359

Total Investments:	100.1%		19,595,045
Other Assets, Less Liabilities:	(0.1)%		(22,364)
Total Net Assets:	100.0%		$19,572,681

* Non-Income Producing Securities

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio January 31, 2005 (unaudited)
Country	Issue	Industry	Shares	Value

COMMON STOCKS:	98.7%
AUSTRALIA:	4.4%

	Australia and New Zealand Banking Group	Banking	45,000	$717,611
	Bluescope Steel	Metals	51,200	367,196
	Boral Limited	Building	29,700	165,619
	Rio Tinto Plc ADR	Metals	7,300	916,880
	Telstra Corp Ltd	Communications	60,800	232,621
				2,399,927

BELGIUM:	2.8%

	Dexia	Banking	46,100	1,030,635
	Groupe Bruxelles Lambert SA	Financial Div.	5,900	491,753
				1,522,388

BRAZIL:	1.2%

	Petroleo Brasileir	Energy	17,990	642,783
	Telesp Celular Pref	Communications	6,800,000	16,320
				659,103

CANADA:	5.0%

	CI Fund Management	Financial Div.	22,250	312,866
	Defasco Inc	Metals	5,800	198,085
	Enbridge Inc	Energy	7,100	360,544
	Encana Corp	Energy	12,700	752,250
	Kinross Gold Corp	Metals	25,800	170,561
	Manitoba Telecom	Communications	10,400	392,040
	Royal Bank Of Canada	Banking	9,800	498,365
				2,684,711

CHINA:	1.4%

	Petrochina Co Ltd ADR	Energy	13,200	740,520

DENMARK:	1.8%

	Danisco	Consumer Staple	7,600	450,311
	TDC A/S	Communication	12,800	531,790
				982,101

FRANCE:	9.0%

	AXA SA	Insurance	33,500	813,611
	Bouygues	Financial Div.	10,200	399,796
	Christian Dior	Consumer Staple	5,350	343,331
	Peugeot SA	Consumer Durables	10,800	672,371
	Saint-Gobain	Industrial	5,900	364,543
	Societie Generale	Banking	9,550	951,679
	Veolia Environnement	Utilities	22,800	815,447
	Vinci S.A.	Building	3,600	516,623
				4,877,301

GERMANY:	5.3%

	Fresenius Ag Pfd	Health Care	9,100	924,047
	Puma AG	Consumer Retail	1,000	245,870
	Rwe AG	Utilities	9,400	542,912
	Schering Ag	Health Care	15,300	1,033,948
	Thyssen Krupp	Industrial	4,900	104,562
				2,851,339

GREECE:	1.1%

	Hellenic Telecommunication Organization	Communications	13,500	240,887
	Public Power Corp	Utilities	11,300	329,862
				570,749

HONG KONG:	1.2%

	BOC Hong Kong Holdings	Banking	65,000	119,581
	Hang Lung Group	Financial Div.	128,000	223,181
	Jardine Matheson	Industrial	18,600	305,040
				647,802

IRELAND:	1.8%

	Allied Irish Banks Plc	Banking	20,000	397,826
	Irish Life & Permanent Plc	Insurance	30,200	551,479
				949,305

ITALY:	0.9%

	Eni SPA	Energy	19,100	464,378

JAPAN:	19.1%

	Canon	Technology	20,600	1,074,158
	Canon Sales Co	Services	17,000	269,872
	Citizen Watch Co	Technology	40,400	366,703
	Dai Nippon Printing	Services	12,000	189,338
	Daiichi Pharmaceutical	Health Care	10,100	233,579
	Fast Retailing Co	Consumer Retail	4,400	299,536
	Hitachi Software Eng	Technology	11,300	217,358
	Honda Motor	Consumer Durables	6,000	314,600
	Js Group Corp	Building	11,400	207,612
	Kaneka Corp	Chemicals	32,000	356,582
	Kao Corp	Consumer Staple	18,000	418,887
	Komatsu Ltd	Capital Goods	38,000	282,173
	Matsushita Electrical Industries	Technology	18,000	267,149
	Matsushita Elec Works	Capital Goods	28,000	249,556
	Mitsubishi Tokyo Financial	Banking	35	330,195
	Nippon System Development	Technology	12,500	240,923
	Sankyo Co	Health Care	18,000	400,637
	Sankyo Co Gunma	Services	12,500	675,936
	Seiko Epson	Technology	4,300	178,128
	Showa Shell Sekiyu	Energy	34,000	310,253
	Sumitomo Mitsui Financial	Banking	110	771,147
	Taisho Pharmaceutic	Health Care	13,000	273,030
	Tanabe Seiyaku Co	Health Care	26,000	274,911
	Toyota Electric Power	Utilities	17,000	405,465
	Toyota Motor	Consumer Durables	16,000	622,634
	Yamada Denki	Consumer Retail	23,200	976,746
	Yamaha Corp	Services	7,500	114,499
				10,321,607

MEXICO:	2.1%

	America Movil ADR Ser L	Communications	14,700	779,982
	Cemex SA ADR	Building	9,623	360,670
				1,140,652

NETHERLANDS:	10.3%

	Abn Amro Holdings	Banking	45,400	1,229,355
	Akzo Nobel	Chemicals	19,100	797,966
	ING Groep NV	Insurance	34,844	1,003,507
	Kon Kpn	Communications	59,000	567,167
	Oce NV	Technology	30,000	459,783
	Philips Electronics	Industrial	20,476	535,759
	Ranstad Holdings	Services	24,350	952,828
				5,546,365

NEW ZEALAND:	0.7%

	Telecom New Zealand ADR	Communications	10,900	383,135

NORWAY:	1.0%

	Statoil Asa	Energy	34,800	527,937

SOUTH AFRICA:	4.2%

	Absa Group Ltd	Banking	27,000	346,221
	Anglo American	Industrial	11,900	275,664
	JD Group Ltd	Consumer Retail	18,000	195,644
	Sasol Ltd	Energy	39,000	788,869
	Steinhoff Intl Holdings	Consumer Durables	135,800	302,033
	Tiger Brands Ltd	Consumer Staple	23,000	370,640
				2,279,071

SOUTH KOREA:	4.6%

	Korea Electric Power Corp Sp ADR	Utilities	6,000	173,515
	Posco ADR	Metals	8,800	396,000
	Samsung Electronics	Technology	2,285	1,101,339
	Samsung Fire & Machine	Insurance	5,600	436,222
	Woori Finance	Banking	42,200	380,087
				2,487,163

SPAIN:	1.7%

	Repsol YPF SA	Energy	36,700	938,243

SWEDEN:	3.5%
	Atlas Copco Ab-A	Capital Goods	11,700	545,800
	Electrolux AB- B Shares	Consumer Durables	11,200	239,167
	Foreningssparbanken AB	Banking	17,550	409,979
	Nordea AB	Banking	18,800	174,458
	Sandvik AB	Capital Goods	13,200	539,157
				1,908,561

SWITZERLAND:	2.1%

	Credit Suisse Group	Banking	28,650	1,153,618

TAIWAN:	0.2%

	Taiwan Semiconductor	Technology	72,103	118,083

UNITED KINGDOM:	13.3%
	Allied Domecq Plc	Consumer Staple	65,400	603,341
	Barclays Plc	Banking	57,100	625,679
	BT Group Plc	Communications	156,900	614,436
	Bunzl	Forest & Paper	29,000	242,147
	Cable & Wireless PLC	Communication	184,600	427,478
	Enterprise Inns PLC	Services	18,800	263,875
	Firstgroup	Transportation	44,500	308,527
	HBOS PLC	Banking	35,700	568,965
	IMI PLC	Industrial	28,300	216,854
	Imperial Chemical	Industrial	65,600	291,474
	Imperial Tobacco	Consumer Staple	37,500	982,793
	Inchcape PLC	Services	7,200	274,504
	Royal & Sun Alliance	Insurance	165,700	267,506
	Shire Pharmaceutical Group	Health Care	73,700	859,607
	Wimpey (George) PLC	Building	29,000	228,772
	WPP Group PLC	Services	36,900	401,206
				7,177,164

Total Common Stocks				53,331,220

SHORT TERM OBLIGATIONS:	22.1%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.50%, due 08/01/04		$809,040	$809,040

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		11,102,798	11,102,798
Total Short Term Obligations				11,911,838

Total Investments	120.9%			65,243,058
Other Assets, Less Liabilities:	(20.9)%			(11,283,551)
Total Net Assets:	100.0%			$53,959,507

* Non-Income Producing Securities

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
LORD ASSET MANAGEMENT TRUST
By:	/s/ Thomas S. White, Jr. Thomas S. White, Jr. President (Principal Executive Officer)
Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr. Thomas S. White, Jr. President (Principal Executive Officer)
Date:	March 29, 2005

By:	/s/ David M. Sullivan II David M. Sullivan II Treasurer (Principal Financial Officer)
Date:	March 29, 2005